Schedule of Fair Value of Stock Options (Details)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Measurement Input, Expected Term [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
[custom:EquitySecuritiesFvNiMeasurementTerm]	5 years 10 months 20 days	6 years 29 days
Measurement Input, Risk Free Interest Rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Equity Securities, FV-NI, Measurement Input	0.55	0.49
Measurement Input, Expected Dividend Rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Equity Securities, FV-NI, Measurement Input	0.00	0.00
Measurement Input, Price Volatility [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Equity Securities, FV-NI, Measurement Input	32	60